Investment Objectives and Goals - Optimize Strategy Index ETF	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Optimize Strategy Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Optimize Strategy Index ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Optimize Strategy Index (the “Index”).